Other liabilities - Summary of Detailed Information About Other Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Non-current
Employee benefits obligations	₨ 3,055		₨ 3,767
Others	4,780		3,770
Total non-current liabilities	7,835	$ 107	7,537
Current
Statutory and other liabilities	9,266		4,919
Employee benefits obligations	14,401		12,356
Advance from customers	362		1,464
Others	523		515
Current non-financial liabilities	24,552	$ 336	19,254
Total	₨ 32,387		₨ 26,791